Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Additional Information On Restricted Stock Units [Table Text Block]
The following table provides information about our RSU grants for the last three fiscal years:

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share data)
Number of shares granted	0.9	1.5	1.2
Weighted average grant date fair value per share	$79.31	$58.80	$59.73
Aggregate intrinsic value of shares vested	$123	$78	$40

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes the activity of our RSUs during the year ended December 31, 2018:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
	(in millions)
Outstanding as of December 31, 2017	2.8	$51.44
Granted	0.9	79.31
Vested	(1.5)	49.56
Forfeited	(0.2)	56.09
Outstanding as of December 31, 2018	2.0	64.88

Schedule of Additional Information on Stock Options [Table Text Block]
The following table provides information about our option grants for the last three fiscal years:

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share data)
Number of options granted	0.6	0.7	0.5
Weighted average exercise price per share	$79.36	$58.40	$58.83
Weighted average grant date fair value per share	$23.72	$13.96	$16.41

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average grant date fair value per share of the options granted during the six months ended June 30, 2019 was $21.08, which was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

Expected volatility(1)	23.51%
Dividend yield(2)	0.81%
Risk-free rate(3)	2.47%
Expected term (in years)(4)	6.0
____________

(1)	Estimated using historical movement of Hilton's stock price.

(2)	Estimated based on the quarterly dividend and the three-month average stock price at the date of grant.

(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)
Estimated using the average of the vesting periods and the contractual term of the options.

The weighted average grant date fair value per share of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

	Year Ended December 31,
	2018	2017	2016
Expected volatility(1)	27.91%	24.00%	32.00%
Dividend yield(2)	0.74%	0.92% - 1.03%	1.43%
Risk-free rate(3)	2.73%	1.93% - 2.03%	1.36%
Expected term (in years)(4)	6.0	6.0	6.0
____________

(1)	Estimated using historical movement of Hilton's stock price.

(2)
For the year ended December 31, 2018, estimated based on the quarterly dividend and the three-month average stock price at the grant date; for the years ended December 31, 2017 and 2016, estimated based on the expected annualized dividend payment at the grant date.

(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)
Estimated using the average of the vesting periods and the contractual term of the options.

Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the activity of our options during the year ended December 31, 2018:

	Number of Shares	Weighted Average Exercise Price per Share
	(in millions)
Outstanding as of December 31, 2017	2.0	$51.24
Granted	0.6	79.36
Exercised	(0.2)	50.15
Outstanding as of December 31, 2018(1)	2.4	58.50
Exercisable as of December 31, 2018(2)	1.1	50.07
____________

(1)	The aggregate intrinsic value was $36 million and the weighted average remaining contractual term was 8 years.
(2)
The aggregate intrinsic value was $25 million and the weighted average remaining contractual term was 7 years.

Performance Shares Achievement Percentages [Table Text Block]
We determined that the performance conditions for performance shares issued in 2018 and 2017 are probable of achievement and, as of December 31, 2018, we recognized compensation expense related to these awards based on the following anticipated achievement percentages:

	EBITDA CAGR	FCF CAGR
2017 performance shares	200%	200%
2018 performance shares	150%	150%

Schedule of Additional Information on Performance Shares [Table Text Block]
The following table provides information about our performance share grants for the last three fiscal years:

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share data)
EBITDA CAGR:
Number of shares granted	0.2	0.2	0.3
Weighted average grant date fair value per share	$79.36	$58.40	$58.83
Aggregate intrinsic value of shares vested	$—	$—	$12

FCF CAGR:
Number of shares granted	0.2	0.2	N/A
Weighted average grant date fair value per share	$79.36	$58.40	N/A
Aggregate intrinsic value of shares vested	$—	$—	N/A

Relative Shareholder Return:
Number of shares granted	N/A	N/A	0.3
Weighted average grant date fair value per share	N/A	N/A	$62.43
Aggregate intrinsic value of shares vested	N/A	N/A	$16

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
The following table summarizes the activity of our performance shares during the year ended December 31, 2018:

	EBITDA CAGR		FCF CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
	(in millions)		(in millions)
Outstanding as of December 31, 2017	0.2	$58.41	0.2	$58.41
Granted	0.2	79.36	0.2	79.36
Outstanding as of December 31, 2018	0.4	69.53	0.4	69.53